Earnings per share ("EPS")	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share (EPS)
5. Earnings per share ("EPS")
Basic EPS

The calculation of basic EPS is as follows:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
Profit for the period attributable to equity holders of the parent (£ million)	44	205
Weighted average number of shares used in basic EPS calculation (million)	1,077	1,075
Basic EPS	4.1p	19.1p
Diluted EPS

The calculation of diluted EPS is as follows:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
Profit for the period attributable to equity holders of the parent (£ million)	44	205
Weighted average number of shares used in diluted EPS calculation (million)	1,093	1,092
Diluted EPS	4.0p	18.8p

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Weighted average number of shares used in basic EPS calculation	1,077	1,075
Other potentially issuable shares	16	17
Weighted average number of shares used in diluted EPS calculation	1,093	1,092
At 30 June 2025 there were 1,091,394,251 (30 June 2024: 1,141,513,946) ordinary shares in issue, including 12,591,893 treasury shares (30 June 2024: 62,959,463).